LEASES (Tables) - ENERGY VAULT HOLDINGS, INC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of future maturities of operating and finance leases

Future maturities of operating and finance leases as of September 30, 2021 are as follows:

	Operating	Finance
	Leases	Leases
2021 (remainder of year)	$127,491	$10,085
2022	446,004	48,249
2023	250,739	33,371
2024	258,262	—
2025	220,572	—
Thereafter	—	—
Total	1,303,068	91,705
Less: interest	(114,584)	(2,737)
Total lease liability	$1,188,484	$88,968

Future maturities of operating and finance leases as of December 31, 2020 are as follows:

	Operating	Finance
	Leases	Leases
2021	$450,500	$31,608
2022	243,436	39,971
2023	250,739	24,241
2024	258,262	—
2025	220,572	—
Thereafter	—	—
Total	1,423,508	95,820
Less: interest	(153,250)	(2,536)
Total lease liability	$1,270,259	$93,285

Schedule of information about leases

	Nine Months Ended September 30
	2021	2020
Finance lease expense
Amortization of finance ROU assets	$33,600	$22,178
Interest on finance lease liabilities	2,138	1,448
Finance lease expense	35,738	23,626
Operating lease expense	495,921	376,614
Short-term lease expense	60,324	89,847
Variable lease expense	2,360	5,869
Total	$594,343	$495,956

	2020	2019
Finance lease expense
Amortization of finance ROU assets	$22,178	$7,032
Interest on finance lease liabilities	1,389	606
Finance lease expense	23,567	7,638
Operating lease expense	463,998	75,242
Short-term lease expense	102,698	109,093
Variable lease expense	10,279	5,950
Sublease income	—	—
Total	$600,542	$197,923
Cash paid for amounts included in the measurement of lease liabilities for finance leases
Operating cash flows	$1,389	$606
Financing cash flows	$19,700	$5,947
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows	$436,364	$165,487
Right-of-use assets obtained in exchange for lease liabilities
Finance leases	$—	$93,525
Operating leases	$268,228	$1,676,313
Weighted average remaining lease term (in months)
Finance leases	33	44
Operating leases	46	59
Weighted average discount rate
Finance leases	1.85%	1.84%
Operating leases	5.37%	5.37%
Current portion
Finance leases	$30,133	$27,013
Operating leases	$394,262	$368,363
Long-term portion
Finance leases	$63,152	$85,151
Operating leases	$875,997	$1,147,879